UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08003
                                                    ------------------------

                       Advantage Advisers Troon Fund, LLC
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
        SHARES                                                                                           MARKET VALUE
                  COMMON STOCK - 99.98%
                    ADVERTISING SERVICES - 0.53%
        10,890        Getty Images, Inc.*                                                              $        602,217
                                                                                                         --------------
                    AIRLINES - 0.16%
        24,810        AMR Corp.*                                                                                181,857
                                                                                                         --------------
                    APPLICATIONS SOFTWARE - 3.69%
       116,211         Microsoft Corp.                                                                        3,213,234
         4,939         SCO Group, Inc.*                                                                          18,966
       123,523         Siebel Systems, Inc.*                                                                    931,363
                                                                                                         --------------
                                                                                                              4,163,563
                                                                                                         --------------
                    BROADCASTING SERVICES / PROGRAMMING - 6.34%
        714,631        Liberty Media Corp., Class A*                                        (a)               6,231,582
        122,991        UnitedGlobalCom, Inc., Class A*                                                          918,743
                                                                                                         --------------
                                                                                                              7,150,325
                                                                                                         --------------
                    CABLE TELEVISION - 5.21%
          2,568        Cox Communications, Inc., Class A*                                   (b)                  85,078
        146,652        DIRECTV Group, Inc.*                                                 (a)               2,579,608
         54,624        EchoStar Communications Corp., Class A*                              (b)               1,699,899
         45,218        Liberty Media International, Inc., Class A*                                            1,508,563
                                                                                                         --------------
                                                                                                              5,873,148
                                                                                                         --------------
                    CASINO HOTELS - 6.35%
         79,283        MGM Mirage*                                                          (a)               3,936,401
         62,390        Wynn Resorts Ltd.*                                                                     3,224,939
                                                                                                         --------------
                                                                                                              7,161,340
                                                                                                         --------------
                    CASINO SERVICES - 3.46%
        108,404        International Game Technology                                                          3,897,124
                                                                                                         --------------
                    COMPUTERS - 1.62%
         11,438        Dell, Inc.*                                                                              407,193
         18,651        Research In Motion Ltd.*                                                               1,423,817
                                                                                                         --------------
                                                                                                              1,831,010
                                                                                                         --------------
                    DATA PROCESSING / MANAGEMENT - 1.99%
         51,634        First Data Corp.                                                                       2,246,079
                                                                                                         --------------
                    E-COMMERCE / PRODUCTS - 0.65%
         21,742        Blue Nile, Inc.*                                                                         732,271
                                                                                                         --------------

                                                                 - 2 -

ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
      SHARES                                                                                             MARKET VALUE

                  COMMON STOCK (CONTINUED)
                    E-COMMERCE / SERVICES - 7.40%
        41,152         eBay, Inc.*                                                          (a)          $     3,783,515
        72,420         HomeStore, Inc.*                                                                          167,290
       199,619         IAC/InterActiveCorp*                                                 (a)                4,395,611
                                                                                                          --------------
                                                                                                               8,346,416
                                                                                                          --------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.58%
        88,623         Intel Corp.                                                                             1,777,777
                                                                                                          --------------
                    ENTERPRISE SOFTWARE / SERVICES - 1.54%
        98,305         Oracle Corp.*                                                                           1,108,881
        31,552         PeopleSoft, Inc.*                                                    (b)                  626,307
                                                                                                          --------------
                                                                                                               1,735,188
                                                                                                          --------------
                    ENTERTAINMENT SOFTWARE - 2.94%
        64,464         Activision, Inc.*                                                                         894,116
        52,571         Electronic Arts, Inc.*                                                                  2,417,740
                                                                                                          --------------
                                                                                                               3,311,856
                                                                                                          --------------
                    FINANCE - CREDIT CARD - 1.55%
        33,896         American Express Co.                                                                    1,744,288
                                                                                                          --------------
                    FINANCE - INVESTMENT BANKER / BROKER - 2.20%
        69,902         Charles Schwab Corp.                                                                      642,399
        46,198         JPMorgan Chase & Co.                                                                    1,835,447
                                                                                                          --------------
                                                                                                               2,477,846
                                                                                                          --------------
                    INTERNET SECURITY - 2.55%
       144,965         VeriSign, Inc.*                                                                         2,881,904
                                                                                                          --------------
                    MEDICAL - BIOMEDICAL / GENETICS - 2.81%
        60,464         Genentech, Inc.*                                                                        3,169,523
                                                                                                          --------------
                    MEDICAL - DRUGS - 1.47%
        16,066         Roche Holdings, Inc.                                                                    1,659,778
                                                                                                          --------------
                    MEDICAL - GENERIC DRUGS - 0.27%
        17,186         Mylan Laboratories Inc.                                                                   309,348
                                                                                                          --------------
                    MULTIMEDIA - 6.22%
       165,645         Gemstar-TV Guide International, Inc.*                                                     935,894
        72,553         News Corporation Ltd. - Sponsored ADR                                                   2,384,817
       216,209         Time Warner, Inc.*                                                   (a)                3,489,613


ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------

                                                                                                          SEPTEMBER 30, 2004
      SHARES                                                                                                 MARKET VALUE
                    COMMON STOCK (CONTINUED)
                    MULTIMEDIA (CONTINUED)
         9,081         Walt Disney Co.                                                                    $        204,777
                                                                                                            --------------
                                                                                                                 7,015,101
                                                                                                            --------------
                    NETWORKING PRODUCTS - 3.64%
       155,712         Cisco Systems, Inc.*                                                                      2,818,387
        54,366         Juniper Networks, Inc.*                                                                   1,283,038
                                                                                                            --------------
                                                                                                                 4,101,425
                                                                                                            --------------
                    PHARMACY SERVICES - 1.94%
        68,117         Caremark Rx, Inc.*                                                   (a)                  2,184,512
                                                                                                            --------------
                    PHOTO EQUIPMENT & SUPPLIES - 1.42%
        49,654         Eastman Kodak Co.                                                                         1,599,852
                                                                                                            --------------
                    REITS - DIVERSIFIED - 0.95%
        17,033         Vornado Realty Trust                                                                      1,067,628
                                                                                                            --------------
                    REITS - HOTELS - 1.94%
       155,578         Host Marriott Corp.                                                                       2,182,759
                                                                                                            --------------
                    REITS - REGIONAL MALLS - 0.46%
        16,818         General Growth Properties, Inc.                                                             521,358
                                                                                                            --------------
                    RETAIL - BEDDING - 1.10%
        33,491         Bed Bath & Beyond, Inc.*                                                                  1,242,851
                                                                                                            --------------
                    RETAIL - BUILDING PRODUCTS - 1.47%
        42,270         Home Depot, Inc.                                                     (a) (b)              1,656,984
                                                                                                            --------------
                    RETAIL - DISCOUNT - 2.39%
        64,931         Costco Wholesale Corp.                                                                    2,695,286
                                                                                                            --------------
                    RETAIL - RESTAURANTS - 3.45%
        93,684         McDonald's Corp.                                                                          2,625,963
        27,764         Starbucks Corp.*                                                                          1,262,151
                                                                                                            --------------
                                                                                                                 3,888,114
                                                                                                            --------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.96%
        28,033         Analog Devices, Inc.                                                 (a)                  1,087,120
                                                                                                            --------------
                    SEMICONDUCTOR EQUIPMENT - 0.94%
        64,563          Applied Materials, Inc.*                                                                 1,064,644
                                                                                                            --------------

                                                            - 4 -

ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
      SHARES                                                                                             MARKET VALUE
                   COMMON STOCK (CONTINUED)
                   TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 1.58%
       161,212          Corning, Inc.*                                                                   $       1,786,229
                                                                                                            --------------
                   WEB PORTALS / ISP - 10.76%
        20,406        Google, Inc., Class A*                                                                     2,644,618
       280,022        Yahoo!, Inc.*                                                                              9,495,546
                                                                                                            --------------
                                                                                                                12,140,164
                                                                                                            --------------
                   WIRELESS EQUIPMENT - 6.46%
       186,516        Qualcomm, Inc.                                                       (a)                   7,281,585
                                                                                                            --------------
                        TOTAL COMMON STOCK (COST $80,532,521)                                                $ 112,768,470
                                                                                                            --------------
                   PREFERRED STOCK - 2.21%
                     MULTIMEDIA - 2.21%
        79,591        News Corporation Ltd. - Sponsored ADR                                                      2,493,586
                                                                                                            --------------
                         TOTAL PREFERRED STOCK (COST $2,371,523)                                         $       2,493,586
                                                                                                            --------------
    CONTRACTS
                  PURCHASED OPTIONS - 1.39%
                    CALL OPTIONS - 0.74%
                    CABLE TELEVISION - 0.22%
           675         Cox Commucations, Inc., Class A 10/16/04 $30.00                                             209,250
            73         Echostar Communications Corp., Class A 10/16/04, $25.00                                      43,070
                                                                                                            --------------
                                                                                                                   252,320
                                                                                                            --------------
                    ENTERPRISE SOFTWARE / SERVICES - 0.39%
           905         Peoplesoft Inc., 10/16/04, $15.00                                                           434,400
                                                                                                            --------------
                    RETAIL - BUILDING PRODUCTS - 0.06%
           145         Home Depot Inc., 10/16/04, $35.00                                                            65,250
                                                                                                            --------------
                    RETAIL - DISCOUNT - 0.07%
            73         Walmart Stores Inc. 10/16/04, $45.00                                                         59,130
            73         Walmart Stores Inc. 10/16/04, $50.00                                                         22,630
                                                                                                            --------------
                                                                                                                    81,760
                                                                                                            --------------
                           TOTAL CALL OPTIONS (COST $869,830)                                                      833,730
                                                                                                            --------------

ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)

----------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
    CONTRACTS                                                                                            MARKET VALUE
                    PURCHASED OPTIONS (CONTINUED)
                    PUT OPTIONS - 0.65%
                    FINANCE - MORTGAGE LOAN / BANKER - 0.56%
                                                                                                                   287,100
         435           Fannie Mae, 10/16/04, $70.00                                                         $
         290          Fannie Mae, 10/16/04, $75.00                                                                 339,300
                                                                                                            --------------
                                                                                                                   626,400
                                                                                                            --------------
                    FOOD - RETAIL - 0.03%
          73           Kroger Company, 10/16/04, $20.00                                                             32,120
                                                                                                            --------------
                    MEDICAL - DRUGS - 0.06%
         290           Merck & Co. 10/16/04, $35.00                                                                 69,600
                                                                                                            --------------
                              TOTAL PUT OPTIONS (COST $615,518)                                                    728,120
                                                                                                            --------------
                         TOTAL PURCHASED OPTIONS (COST $1,485,348)                                          $    1,561,850
                                                                                                            --------------
                         TOTAL INVESTMENTS (COST $84,389,391) - 103.58%                                     $  116,823,906
                                                                                                            --------------
                  OTHER ASSETS, LESS LIABILITIES - (3.58%)                                                     (4,035,017)
                                                                                                            --------------
                        NET ASSETS - 100.00%                                                                $  112,788,889
                                                                                                            ==============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)     Security held in connection with an open put or call option contract.
*       Non-income producing security.
ADR     American Depository Receipt

ADVANTAGE ADVISERS TROON FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
                                                                                                         MARKET VALUE

                  SECURITIES SOLD, NOT YET PURCHASED - (21.21%)
                    FOOD - RETAIL - (0.63%)
       13,850          Albertson's, Inc.                                                                 $        (331,430)
        6,925          Kroger Co.                                                                                 (107,476)
       13,850          Safeway, Inc.                                                                              (267,444)
                                                                                                             --------------
                                                                                                                  (706,350)
                                                                                                             --------------
                    REGISTERED INVESTMENT COMPANY - (20.58%)
      207,750          SPDR Trust Series 1                                                                     (23,218,140)
                                                                                                             --------------
                         TOTAL SECURITIES SOLD, NOT YET PURCHASED
                              (PROCEEDS $24,043,220)                                                     $     (23,924,490)
                                                                                                             ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ADVANTAGE ADVISERS TROON FUND, LLC

By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer
                          (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
                         -------------------------------------------------------
                           Bryan McKigney, Principal Executive Officer
                           (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lenard Brafman
                         -------------------------------------------------------
                           Lenard Brafman, Chief Financial Officer
                           (principal financial officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.